Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Wages and bonus	$ 37,881	$ 53,987
Dividends	50,838	691
License fees and royalties	9,922	7,145
Research and development payable	15,953	9,355
Fixture	2,228	1,683
Lease liabilities – current portion	2,343	3,204
Equipment	1,523	2,311
Professional fees	8,380	3,986
Contract liabilities	6,438	6,909
Others	10,845	9,989
Accrued expenses and other current liabilities	$ 146,351	$ 99,260